Fund Holdings
September 30, 2022
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Intermediate Bond Fund (HOIBX)
Rural America Growth & Income Fund (HRRLX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
International Equity Fund (HISIX)
Small-Company Stock Fund (HSCSX)

Portfolio of Investments
Daily Income Fund  |  September 30, 2022  |  (Unaudited)

U.S. Government & Agency Obligations | 79.5% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Farm Credit Bank	2.97%(a)	11/16/22	$1,000,000	$999,997
Federal Farm Credit Bank	3.00(a)	05/19/23	1,000,000	1,000,000
Federal Farm Credit Bank	2.99(a)	06/14/23	500,000	500,000
Federal Farm Credit Bank	2.98(a)	06/23/23	500,000	499,984
Federal Farm Credit Bank	2.99(a)	09/18/23	500,000	500,000
Federal Farm Credit Bank	3.00(a)	09/20/23	1,000,000	1,000,000
Federal Farm Credit Bank	3.01(a)	09/29/23	1,000,000	1,000,000
Federal Farm Credit Bank	3.02(a)	11/07/23	500,000	500,000
Federal Farm Credit Bank	3.00(a)	12/15/23	500,000	499,970
Federal Farm Credit Bank	3.00(a)	01/04/24	500,000	500,000
Federal Farm Credit Bank	3.02(a)	01/10/24	500,000	500,000
Federal Farm Credit Bank	3.00(a)	01/25/24	500,000	500,000
Federal Farm Credit Bank	3.00(a)	02/05/24	1,000,000	1,000,000
Federal Farm Credit Bank	3.01(a)	02/20/24	500,000	500,000
Federal Farm Credit Bank	3.01(a)	03/15/24	500,000	500,000
Federal Farm Credit Bank	3.00(a)	03/18/24	1,500,000	1,500,000
Federal Farm Credit Bank	3.01(a)	04/25/24	500,000	500,000
Federal Farm Credit Bank	3.01(a)	05/24/24	1,000,000	1,000,000
Federal Farm Credit Bank	3.06(a)	08/08/24	500,000	500,000
Federal Home Loan Bank	2.99(a)	10/20/22	8,000,000	8,000,000
Federal Home Loan Bank	3.14	11/18/22	5,985,000	5,959,984
U.S. Treasury Bill	2.33	10/04/22	12,000,000	11,997,707
U.S. Treasury Bill	2.25	10/13/22	7,000,000	6,994,827
U.S. Treasury Bill	2.46	10/18/22	8,000,000	7,990,872
U.S. Treasury Bill	2.52	10/20/22	7,000,000	6,990,875
U.S. Treasury Bill	2.38	11/01/22	6,000,000	5,988,211
U.S. Treasury Bill	2.54	11/08/22	6,000,000	5,984,747
U.S. Treasury Bill	2.77	11/15/22	3,000,000	2,989,967
U.S. Treasury Bill	2.66	11/17/22	2,000,000	1,993,185
U.S. Treasury Bill	2.99	11/22/22	14,135,000	14,075,593
U.S. Treasury Bill	3.10	11/29/22	11,000,000	10,947,914
U.S. Treasury Bill	3.02	12/08/22	2,000,000	1,988,799
U.S. Treasury Bill	2.84	12/13/22	3,000,000	2,983,088
U.S. Treasury Bill	3.16	12/15/22	3,000,000	2,980,651
U.S. Treasury Bill	2.96	12/20/22	2,000,000	1,987,156
U.S. Treasury Bill	3.34	12/22/22	10,000,000	9,925,517
U.S. Treasury Bill	3.34	12/29/22	4,000,000	3,967,663
U.S. Treasury Bill	3.27	01/10/23	2,000,000	1,982,073
U.S. Treasury Bill	3.64	01/17/23	4,000,000	3,957,400
U.S. Treasury Bill	3.68	01/24/23	7,000,000	6,919,724
U.S. Treasury Bill	3.68	01/31/23	5,000,000	4,940,665
U.S. Treasury Bill	3.03	07/13/23	1,000,000	976,875
U.S. Treasury Note	3.35(a)	01/31/23	6,000,000	6,000,488
U.S. Treasury Note	3.33(a)	04/30/23	4,100,000	4,100,105
U.S. Treasury Note	3.33(a)	07/31/23	3,500,000	3,500,025
U.S. Treasury Note	3.33(a)	10/31/23	5,500,000	5,500,104
U.S. Treasury Note	3.28(a)	01/31/24	500,000	499,885
U.S. Treasury Note	3.22(a)	04/30/24	3,000,000	2,996,762
U.S. Treasury Note	3.33(a)	07/31/24	4,500,000	4,495,749
Total U.S. Government & Agency Obligations
(Cost $173,116,562)				173,116,562

Portfolio of Investments  |  Daily Income Fund  |  September 30, 2022  |  (Unaudited)  |
(Continued)
Money Market Fund | 20.5% of portfolio
	Interest Rate /Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class	2.94%(b)	44,671,410	$44,671,410
Total Money Market Fund
(Cost $44,671,410)			44,671,410
Total Investments in Securities
(Cost $217,787,972) | 100.0%			$217,787,972
(a)	Variable coupon rate as of September 30, 2022.
(b)	7-day yield at September 30, 2022.
At September 30, 2022, the cost of investment securities for tax purposes was $217,787,972. There were no unrealized gains or losses.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Daily Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$173,116,562	$ —	$173,116,562
Money Market Fund	44,671,410	—	—	44,671,410
Total	$44,671,410	$173,116,562	$ —	$217,787,972

Portfolio of Investments
Short-Term Government Securities Fund  |  September 30, 2022  |  (Unaudited)

U.S. Government & Agency Obligations | 62.5% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Export-Import Bank of the U.S.	1.90%	07/12/24	$630,839	$616,862
Export-Import Bank of the U.S.	1.73	09/18/24	1,545,985	1,501,927
Export-Import Bank of the U.S.	1.58	11/16/24	106,746	103,357
Export-Import Bank of the U.S.	2.54	07/13/25	139,932	135,587
Export-Import Bank of the U.S.	2.33	01/14/27	202,499	185,439
Private Export Funding Corp.	1.75	11/15/24	1,000,000	938,654
U.S. Department of Housing & Urban Development	5.77	08/01/26	46,000	46,187
U.S. International Development Finance Corp.	2.22(a)	01/24/25	2,000,000	2,005,583
U.S. International Development Finance Corp.	1.27(a)	06/21/25	1,000,000	934,317
U.S. International Development Finance Corp.	0.00(b)	07/17/25	1,000,000	902,746
U.S. International Development Finance Corp.	0.00(b)	01/17/26	700,000	687,216
U.S. International Development Finance Corp.	1.11	05/15/29	964,286	859,870
U.S. International Development Finance Corp.	2.36	10/15/29	1,679,461	1,545,958
U.S. International Development Finance Corp.	1.05	10/15/29	1,679,461	1,471,758
U.S. International Development Finance Corp.	1.24	08/15/31	1,459,459	1,267,104
U.S. Treasury Note	4.25	09/30/24	9,400,000	9,404,406
U.S. Treasury Note	0.25	07/31/25	15,880,000	14,193,990
U.S. Treasury Note	3.50	09/15/25	565,000	553,479
U.S. Treasury Note	4.13	09/30/27	894,000	896,933
U.S. Treasury Note	0.75	01/31/28	5,533,000	4,657,878
Total U.S. Government & Agency Obligations
(Cost $45,151,649)				42,909,251

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 28.4% of portfolio

Consumer Discretionary | 0.1%
Ethiopian Leasing (2012) LLC	2.68	07/30/25	56,769	55,054
Total Consumer Discretionary				55,054
Energy | 9.2%
Petroleos Mexicanos	1.70	12/20/22	463,100	460,440
Petroleos Mexicanos	2.38	04/15/25	486,300	471,978
Petroleos Mexicanos	2.46	12/15/25	607,250	583,633
Reliance Industries Ltd.	2.06	01/15/26	1,892,800	1,802,584
Reliance Industries Ltd.	1.87	01/15/26	2,438,947	2,314,792
Reliance Industries Ltd.	2.44	01/15/26	766,316	737,082
Total Energy				6,370,509
Financials | 19.1%
CES MU2 LLC	1.99	05/13/27	1,559,190	1,454,429
Durrah MSN 35603	1.68	01/22/25	469,143	453,863
DY8 Leasing LLC	2.63	04/29/26	156,250	150,108
DY9 Leasing LLC	2.37	03/19/27	556,721	525,634
Export Lease Eleven Co. LLC	3.09(c)	07/30/25	56,207	55,971
Helios Leasing II LLC	2.67	03/18/25	1,453,068	1,416,527
HNA 2015 LLC	2.29	06/30/27	229,119	214,425
HNA 2015 LLC	2.37	09/18/27	135,170	126,490
KE Export Leasing 2013-A LLC	3.25(c)	02/25/25	1,548,562	1,541,575
Lulwa Ltd.	1.89	02/15/25	934,308	901,717
Lulwa Ltd.	1.83	03/26/25	295,206	284,489
MSN 41079 and 41084 Ltd.	1.72	07/13/24	1,527,378	1,484,160
MSN 41079 and 41084 Ltd.	1.63	12/14/24	402,871	389,240
Osprey Aircraft Leasing LLC	2.21	06/21/25	102,435	98,687
Penta Aircraft Leasing 2013 LLC	1.69	04/29/25	484,157	465,075
Pluto Aircraft Leasing LLC	3.07(c)	02/07/23	484,843	484,410
Rimon LLC	2.45	11/01/25	146,250	140,969

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2022  |
(Unaudited)  |  (Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 28.4% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Financials | 19.1% (Continued)
Salmon River Export LLC	2.19%	09/15/26	$693,003	$660,260
Sandalwood 2013 LLC	2.84	07/10/25	222,875	217,009
Sandalwood 2013 LLC	2.82	02/12/26	293,657	283,468
Santa Rosa Leasing LLC	1.69	08/15/24	118,297	115,387
Santa Rosa Leasing LLC	1.47	11/03/24	202,490	195,983
Thirax 1 LLC	0.97	01/14/33	1,765,327	1,452,244
Total Financials				13,112,120
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $20,687,254)				19,537,683
Asset-Backed Securities | 3.6% of portfolio

American Credit Acceptance Receivables Trust 22-1A (d)	0.99	12/15/25	117,449	115,631
Avant Loans Funding Trust 22-REV1 (d)	6.54	09/15/31	150,000	146,846
Carvana Auto Receivables Trust 20-N1A (d)	2.01	03/17/25	6,139	6,134
Credit Acceptance Auto Loan Trust 20-3A (d)	1.24	10/15/29	250,000	242,803
First Investors Auto Owner Trust 21-2A (d)	0.48	03/15/27	93,213	90,490
GLS Auto Receivables Trust 21-3A (d)	0.42	01/15/25	40,167	39,774
GLS Auto Receivables Trust 21-4 (d)	0.84	07/15/25	93,969	92,470
Gracie Point International Fund 21-1 (d)	3.12(c)	11/01/23	205,921	204,994
LAD Auto Receivables Trust 21-1 (d)	1.30	08/17/26	150,755	145,316
Oasis Securitisation 21-1A (d)	2.58	02/15/33	56,623	55,843
Oasis Securitisation 21-2A (d)	2.14	10/15/33	169,350	164,631
Oasis Securitisation 22-2A (d)	6.85	10/15/34	340,000	340,340
PenFed Auto Receivables Owner Trust 22-A (d)	3.83	12/16/24	250,000	248,539
SBA Tower Trust (d)	2.84	01/15/25	250,000	233,885
United Auto Credit Securitization Trust 22-1A (d)	1.11	07/10/24	77,022	76,425
Upstart Securitization Trust 21-3 (d)	0.83	07/20/31	59,896	57,978
Westgate Resorts 22-1A (d)	2.29	08/20/36	244,915	230,740
Total Asset-Backed Securities
(Cost $2,559,605)				2,492,839
Corporate Bonds–Other | 1.7% of portfolio

Financials | 1.7%
Athene Global Funding (d)	2.50	01/14/25	100,000	93,266
Bank of America Corp.	4.83(c)	07/22/26	200,000	195,539
J.P. Morgan Chase & Co.	1.04(c)	02/04/27	100,000	84,974
Main Street Capital Corp.	3.00	07/14/26	415,000	349,392
Owl Rock Capital Corp. III (d)	3.13	04/13/27	250,000	202,753
Owl Rock Core Income Corp. (d)	3.13	09/23/26	250,000	210,159
Total Financials				1,136,083
Total Corporate Bonds–Other
(Cost $1,314,510)				1,136,083
Mortgage-Backed Security | 0.7% of portfolio

GNMA 21-8	1.00	01/20/50	562,332	460,732
Total Mortgage-Backed Security
(Cost $562,757)				460,732

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2022  |
(Unaudited)  |  (Continued)
Municipal Bonds | 0.4% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
New York | 0.1%
Suffolk County New York	1.05%	06/15/23	$100,000	$97,775
Total New York				97,775
Texas | 0.3%
Harris County Texas Cultural Education Facilities Finance Corp.	1.45	11/15/22	200,000	199,484
Total Texas				199,484
Total Municipal Bonds
(Cost $300,000)				297,259

Money Market Fund | 2.7% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	2.94(e)	1,846,118	1,846,118
Total Money Market Fund
(Cost $1,846,118)			1,846,118
Total Investments in Securities
(Cost $72,421,893) | 100.0%			$68,679,965
(a)	Interest is paid at maturity.
(b)	Zero coupon rate, purchased at a discount.
(c)	Variable coupon rate as of September 30, 2022.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $2,999,017 and represents 4.4% of total investments.
(e)	7-day yield at September 30, 2022.
LLC - Limited Liability Company
At September 30, 2022, the cost of investment securities for tax purposes was $72,421,893. Net unrealized depreciation of investment securities was $3,741,928 consisting of unrealized gains of $4,906 and unrealized losses of $3,746,834.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2022  |
(Unaudited)  |  (Continued)
Short-Term Government Securities Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$42,909,251	$ —	$42,909,251
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	19,537,683	—	19,537,683
Asset-Backed Securities	—	2,492,839	—	2,492,839
Corporate Bonds–Other	—	1,136,083	—	1,136,083
Mortgage-Backed Security	—	460,732	—	460,732
Municipal Bonds	—	297,259	—	297,259
Money Market Fund	1,846,118	—	—	1,846,118
Total	$1,846,118	$66,833,847	$ —	$68,679,965

Portfolio of Investments
Short-Term Bond Fund  |  September 30, 2022  |  (Unaudited)

U.S. Government & Agency Obligations | 48.3% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
U.S. International Development Finance Corp.	0.67%(a)	04/23/29	$1,230,000	$1,121,379
U.S. International Development Finance Corp.	2.36	10/15/29	709,572	653,168
U.S. International Development Finance Corp.	1.05	10/15/29	1,020,273	894,093
U.S. Treasury Note	3.33(b)	10/31/23	10,900,000	10,910,952
U.S. Treasury Note	4.25	09/30/24	60,000,000	60,028,125
U.S. Treasury Note	0.25	07/31/25	86,090,000	76,949,663
U.S. Treasury Note	3.50	09/15/25	49,252,000	48,247,721
U.S. Treasury Note	4.13	09/30/27	36,494,000	36,613,746
Total U.S. Government & Agency Obligations
(Cost $239,523,250)				235,418,847

Corporate Bonds–Other | 25.9% of portfolio

Communication Services | 0.5%
Magallanes, Inc. (c)	3.76	03/15/27	1,355,000	1,212,325
Sprint Spectrum Co. LLC (c)	4.74	03/20/25	1,250,003	1,231,989
Total Communication Services				2,444,314
Consumer Discretionary | 1.1%
Daimler Trucks Financial N.A. LLC (c)	1.63	12/13/24	1,500,000	1,383,359
Daimler Trucks Financial N.A. LLC (c)	3.50	04/07/25	1,255,000	1,191,488
US Airways 2013 1A PTT	3.95	05/15/27	2,857,530	2,532,859
Total Consumer Discretionary				5,107,706
Consumer Staples | 0.6%
7-Eleven, Inc. (c)	0.63	02/10/23	1,000,000	985,646
7-Eleven, Inc. (c)	0.80	02/10/24	1,090,000	1,030,392
7-Eleven, Inc. (c)	0.95	02/10/26	800,000	689,947
Total Consumer Staples				2,705,985
Energy | 2.2%
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	2,000,000	1,936,430
Energy Transfer Operating LP	2.90	05/15/25	2,900,000	2,703,081
Midwest Connector Capital Co. LLC (c)	3.90	04/01/24	3,270,000	3,159,010
Phillips 66 Co.	1.30	02/15/26	1,500,000	1,310,117
Pioneer Natural Resources Co.	1.13	01/15/26	1,023,000	894,379
Targa Resources Corp.	5.20	07/01/27	985,000	947,547
Total Energy				10,950,564
Financials | 14.9%
Antares Holdings LP	3.95	07/15/26	335,000	286,426
Antares Holdings LP	2.75	01/15/27	1,000,000	796,200
Athene Global Funding (c)	2.50	01/14/25	4,750,000	4,430,116
Bank of America Corp.	2.46(b)	10/22/25	2,200,000	2,059,824
Bank of America Corp.	2.02(b)	02/13/26	2,100,000	1,925,035
Bank of America Corp.	1.32(b)	06/19/26	2,100,000	1,863,955
Bank of America Corp.	4.83(b)	07/22/26	2,770,000	2,708,212
Bank of America Corp.	1.20(b)	10/24/26	920,000	802,749
Bank of America Corp.	4.95(b)	07/22/28	4,160,000	3,997,070
Capital Southwest Corp.	3.38	10/01/26	1,355,000	1,151,750
Citigroup Inc.	7.00	12/01/25	2,000,000	2,078,710
CNO Global Funding (c)	1.65	01/06/25	1,125,000	1,032,515
F&G Global Funding (c)	1.75	06/30/26	2,500,000	2,176,048
Fidus Investment Corp.	4.75	01/31/26	304,000	282,299

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2022  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 25.9% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Financials | 14.9% (Continued)
Fidus Investment Corp.	3.50%	11/15/26	$693,000	$577,268
GA Global Funding Trust (c)	0.80	09/13/24	920,000	832,542
GA Global Funding Trust (c)	3.85	04/11/25	1,715,000	1,633,807
GA Global Funding Trust (c)	2.25	01/06/27	2,370,000	2,052,560
Goldman Sachs Group, Inc.	2.64(b)	02/24/28	930,000	806,904
Goldman Sachs Group, Inc.	3.62(b)	03/15/28	572,000	520,549
J.P. Morgan Chase & Co.	4.02(b)	12/05/24	1,225,000	1,205,357
J.P. Morgan Chase & Co.	2.30(b)	10/15/25	2,130,000	1,997,457
J.P. Morgan Chase & Co.	2.08(b)	04/22/26	2,055,000	1,872,287
J.P. Morgan Chase & Co.	4.08(b)	04/26/26	700,000	673,969
J.P. Morgan Chase & Co.	1.04(b)	02/04/27	910,000	773,259
J.P. Morgan Chase & Co.	4.85(b)	07/25/28	890,000	854,555
Main Street Capital Corp.	3.00	07/14/26	3,905,000	3,287,657
Morgan Stanley	3.74(b)	04/24/24	1,020,000	1,009,302
Morgan Stanley	2.63(b)	02/18/26	1,365,000	1,271,746
Morgan Stanley	2.19(b)	04/28/26	425,000	389,843
Morgan Stanley	4.68(b)	07/17/26	1,190,000	1,158,730
Morgan Stanley	1.51(b)	07/20/27	865,000	736,709
Owl Rock Capital Corp. III (c)	3.13	04/13/27	2,320,000	1,881,550
Owl Rock Core Income Corp. (c)	3.13	09/23/26	4,955,000	4,165,347
Owl Rock Technology Finance Corp.	2.50	01/15/27	1,415,000	1,135,286
Santander Holdings USA, Inc.	2.49(b)	01/06/28	1,000,000	833,920
SCE Recovery Funding LLC	0.86	11/15/31	1,723,572	1,409,675
Security Benefit Global Funding (c)	1.25	05/17/24	4,000,000	3,729,611
Volkswagen Group of America Finance LLC (c)	1.25	11/24/25	3,025,000	2,656,035
Wells Fargo & Co.	2.16(b)	02/11/26	3,270,000	3,010,719
Wells Fargo & Co.	3.91(b)	04/25/26	1,900,000	1,816,338
Wells Fargo & Co.	2.19(b)	04/30/26	2,120,000	1,936,137
Wells Fargo & Co.	3.53(b)	03/24/28	915,000	828,731
Wells Fargo & Co.	4.81(b)	07/25/28	2,140,000	2,040,972
Total Financials				72,689,731
Health Care | 0.6%
AmerisourceBergen Corp.	0.74	03/15/23	2,213,000	2,177,286
Baylor Scott & White Holdings	0.83	11/15/25	1,000,000	873,673
Total Health Care				3,050,959
Industrials | 1.3%
American Airlines Group Inc.	3.60	03/22/29	2,076,283	1,860,791
American Airlines Group Inc.	3.95	01/11/32	1,000,000	811,177
BNSF Railway Co. (c)	3.44	06/16/28	809,642	753,723
Boeing Co. (The)	2.20	02/04/26	1,900,000	1,686,131
Burlington Northern & Santa Fe Railway Co.	4.83	01/15/23	1,642	1,638
Delta Air Lines, Inc. (c)	7.00	05/01/25	965,000	971,226
Total Industrials				6,084,686
Materials | 1.7%
Celanese US Holdings LLC	6.05	03/15/25	5,321,000	5,197,798
Celanese US Holdings LLC	6.17	07/15/27	1,330,000	1,258,719
Sealed Air Corp. (c)	1.57	10/15/26	2,200,000	1,841,886
Total Materials				8,298,403

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2022  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 25.9% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Real Estate | 0.3%
VICI Properties LP (c)	3.50%	02/15/25	$1,600,000	$1,478,976
Total Real Estate				1,478,976
Utilities | 2.7%
Entergy Louisiana, LLC	3.78	04/01/25	1,445,000	1,393,130
Metropolitan Edison Co. (c)	4.00	04/15/25	4,250,000	4,032,863
Pacific Gas and Electric Co.	3.75	02/15/24	3,500,000	3,396,655
PPL Electric Utilities Corp.	3.89(b)	09/28/23	1,000,000	995,962
Southern California Edison Co.	1.10	04/01/24	1,850,000	1,743,052
Southern California Edison Co.	1.20	02/01/26	2,065,000	1,817,238
Total Utilities				13,378,900
Total Corporate Bonds–Other
(Cost $138,292,654)				126,190,224

Asset-Backed Securities | 11.5% of portfolio

American Credit Acceptance Receivables Trust 21-2B (c)	0.68	05/13/25	302,533	302,146
American Credit Acceptance Receivables Trust 21-4B (c)	0.86	02/13/26	1,081,000	1,063,402
American Credit Acceptance Receivables Trust 22-1A (c)	0.99	12/15/25	899,660	885,733
Avant Credit Card Master Trust 21-1A (c)	1.37	04/15/27	2,500,000	2,266,707
Avant Loans Funding Trust 22-REV1 (c)	6.54	09/15/31	3,300,000	3,230,609
Avid Automobile Receivables Trust 21-1A (c)	0.61	01/15/25	185,419	184,170
Carvana Auto Receivables Trust 20-N1A (c)	2.01	03/17/25	38,310	38,278
CNH Equipment Trust 22-A	2.39	08/15/25	385,000	377,447
Colony American Finance Ltd. 21-2 (c)	1.41	07/15/54	768,070	654,164
CoreVest American Finance 20-4 (c)	1.17	12/15/52	796,396	702,040
CoreVest American Finance 21-1 (c)	1.57	04/15/53	1,195,996	1,035,812
CoreVest American Finance 21-3 (c)	2.49	10/15/54	2,480,000	2,130,087
CPS Auto Trust 21-B (c)	0.81	12/15/25	920,000	909,054
Credit Acceptance Auto Loan Trust 20-1A (c)	2.01	02/15/29	277,834	277,477
Credit Acceptance Auto Loan Trust 20-2A (c)	1.37	07/16/29	667,415	658,604
Credit Acceptance Auto Loan Trust 20-3A (c)	1.24	10/15/29	2,500,000	2,428,026
Credit Acceptance Auto Loan Trust 21-2A (c)	0.96	02/15/30	1,755,000	1,673,506
Credito Real USA Auto Receivables Trust 21-1 (c)	1.35	02/16/27	860,449	837,527
Entergy New Orleans Storm Recovery Fund 15-1	2.67	06/01/27	253,832	246,793
FIC Funding 21-1 (c)	1.13	04/15/33	575,009	557,569
First Investors Auto Owner Trust 21-2A (c)	0.48	03/15/27	1,141,857	1,108,509
Firstkey Homes Trust 22-SFR2 (c)	4.25	07/17/39	973,528	916,308
Flagship Credit Auto Trust 21-3 (c)	0.36	07/15/27	2,068,278	2,011,501
Foursight Capital Automobile Receivables Trust 22-1A (c)	1.15	09/15/25	471,680	461,591
FRTKL 21-SFR1 (c)	1.57	09/17/38	970,000	833,651
GLS Auto Receivables Trust 21-3A (c)	0.42	01/15/25	540,919	535,622
GLS Auto Receivables Trust 21-4 (c)	0.84	07/15/25	1,308,513	1,287,651
Gracie Point International Fund 20-B (c)	3.77(b)	05/02/23	749,971	749,848
Gracie Point International Fund 21-1 (c)	3.12(b)	11/01/23	1,489,427	1,482,723
Gracie Point International Fund 22-1 (c)	4.53(b)	04/01/24	1,496,000	1,493,556
LAD Auto Receivables Trust 21-1 (c)	1.30	08/17/26	914,579	881,581
Longtrain Leasing III LLC 2015-1 (c)	2.98	01/15/45	266,217	257,642
Marlette Funding Trust 22-2 (c)	4.25	08/15/32	1,022,954	1,011,785
NP SPE II LLC 17-1 (c)	3.37	10/21/47	297,724	279,386
Oasis Securitisation 21-1A (c)	2.58	02/15/33	314,147	309,818
Oasis Securitisation 21-2A (c)	2.14	10/15/33	1,431,011	1,391,135
Oasis Securitisation 22-1A (c)	4.75	05/15/34	706,785	694,244
Oasis Securitisation 22-2A (c)	6.85	10/15/34	2,430,000	2,432,430
Oportun Funding 21-A (c)	1.21	03/08/28	1,070,000	993,450

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2022  |  (Unaudited)  |
(Continued)
Asset-Backed Securities | 11.5% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Oportun Funding 21-B (c)	1.47%	05/08/31	$2,225,000	$1,975,209
Oscar US Funding Trust 21-1A (c)	0.40	03/11/24	191,448	190,320
PenFed Auto Receivables Owner Trust 22-A (c)	3.83	12/16/24	2,780,000	2,763,760
Progress Residential Trust 21-SFR8 (c)	1.51	10/17/38	1,320,779	1,132,132
Progress Residential Trust 22-SFR3 (c)	3.20	04/17/39	925,000	838,905
SBA Tower Trust (c)	2.84	01/15/25	4,765,000	4,457,848
SBA Tower Trust (c)	1.88	01/15/26	1,450,000	1,274,937
SBA Tower Trust (c)	1.63	11/15/26	195,000	166,220
United Auto Credit Securitization Trust 21-1B (c)	0.68	03/11/24	457,865	457,459
United Auto Credit Securitization Trust 22-1A (c)	1.11	07/10/24	454,430	450,906
Upstart Securitization Trust 21-1 (c)	0.87	03/20/31	134,635	133,647
Upstart Securitization Trust 21-3 (c)	0.83	07/20/31	395,780	383,107
Upstart Securitization Trust 21-4 (c)	0.84	09/20/31	767,240	735,667
Westgate Resorts 20-1A (c)	3.96	03/20/34	690,630	675,763
Westgate Resorts 22-1A (c)	2.29	08/20/36	1,142,936	1,076,785
Westlake Automobile Receivable Trust 20-3A (c)	0.56	05/15/24	31,898	31,847
Total Asset-Backed Securities
(Cost $59,304,893)				56,336,094
Yankee Bonds | 7.0% of portfolio

Aircastle Ltd. (c)	5.25	08/11/25	850,000	800,129
Avolon Holdings Funding Ltd. (c)	5.50	01/15/26	1,850,000	1,739,915
Avolon Holdings Funding Ltd. (c)	2.75	02/21/28	1,930,000	1,515,541
Bank of Montreal	4.34(b)	10/05/28	1,300,000	1,282,139
Delta and SkyMiles IP Ltd. (c)	4.50	10/20/25	780,000	757,112
Delta and SkyMiles IP Ltd. (c)	4.75	10/20/28	2,000,000	1,862,711
JBS Finance Luxembourg SARL (c)	2.50	01/15/27	3,364,000	2,874,101
Lenovo Group Ltd. (c)	5.83	01/27/28	2,770,000	2,628,504
Macquarie Group Ltd. (c)	1.34(b)	01/12/27	2,500,000	2,139,669
Nationwide Building Society (c)	2.97(b)	02/16/28	1,500,000	1,289,061
NatWest Group PLC	2.36(b)	05/22/24	845,000	825,149
NatWest Group PLC	4.52(b)	06/25/24	1,325,000	1,309,238
NatWest Group PLC	4.27(b)	03/22/25	1,330,000	1,293,096
Nissan Motor Co., Ltd. (c)	3.52	09/17/25	2,500,000	2,299,261
Nissan Motor Co., Ltd. (c)	1.85	09/16/26	2,000,000	1,624,335
Saudi Arabian Oil Co. (c)	1.63	11/24/25	500,000	449,832
Syngenta Finance NV (c)	4.44	04/24/23	400,000	397,651
Tencent Music Entertainment Group	1.38	09/03/25	1,260,000	1,116,343
TransCanada Pipelines Ltd.	7.06	10/14/25	6,043,000	6,217,348
Triton Container International Ltd. (c)	1.15	06/07/24	2,110,000	1,921,727
Total Yankee Bonds
(Cost $37,908,362)				34,342,862

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 2.2% of portfolio

Energy | 1.6%
Petroleos Mexicanos	2.86(b)	04/15/25	6,448,750	6,426,181
Petroleos Mexicanos	2.46	12/15/25	153,650	147,674
Reliance Industries Ltd.	1.87	01/15/26	1,109,316	1,052,846
Total Energy				7,626,701
Financials | 0.6%
MSN 41079 and 41084 Ltd.	1.72	07/13/24	431,781	419,564
MSN 41079 and 41084 Ltd.	1.63	12/14/24	532,394	514,381
Pluto Aircraft Leasing LLC	3.07(b)	02/07/23	56,605	56,555
Santa Rosa Leasing LLC	1.69	08/15/24	450,035	438,965

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2022  |  (Unaudited)  |
(Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 2.2% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Financials | 0.6% (Continued)
Thirax 1 LLC	0.97%	01/14/33	$2,118,392	$1,742,692
Total Financials				3,172,157
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $11,309,596)				10,798,858
Municipal Bonds | 1.3% of portfolio

Arizona | 0.4%
Glendale Arizona	1.45	07/01/26	1,000,000	881,383
Glendale Arizona	1.72	07/01/27	1,235,000	1,066,570
Total Arizona				1,947,953
California | 0.1%
EL Cajon California Pension Obligation	1.70	04/01/27	300,000	256,781
Total California				256,781
Maine | 0.1%
Maine Health & Higher Educational Facilities	1.66	07/01/27	300,000	253,602
Maine State Housing Authority	1.70	11/15/26	245,000	217,983
Total Maine				471,585
New Jersey | 0.4%
New Jersey Housing and Mortgage Finance Agency	1.34	04/01/24	675,000	640,366
New Jersey Housing and Mortgage Finance Agency	1.49	04/01/25	580,000	530,579
New Jersey Housing and Mortgage Finance Agency	1.54	10/01/25	1,000,000	901,917
Total New Jersey				2,072,862
New York | 0.1%
Suffolk County New York	1.05	06/15/23	350,000	342,213
Total New York				342,213
Texas | 0.2%
Grey Forest Texas Gas System Revenue	1.05	02/01/25	800,000	735,010
Harris County Texas Cultural Education Facilities Finance Corp.	1.45	11/15/22	400,000	398,968
Total Texas				1,133,978
Total Municipal Bonds
(Cost $6,903,336)				6,225,372
Mortgage-Backed Securities | 0.4% of portfolio

FHLMC 780754	4.08(b)	08/01/33	643	641
FNMA 813842	3.45(b)	01/01/35	1,784	1,814
GNMA 21-8	1.00	01/20/50	2,122,991	1,739,417
Salomon Brothers Mortgage Securities 97-LB6	6.82	12/25/27	1	1
Total Mortgage-Backed Securities
(Cost $2,127,019)				1,741,873

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2022  |  (Unaudited)  |
(Continued)
Money Market Fund | 3.4% of portfolio
	Interest Rate /Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class	2.94%(d)	16,814,815	$16,814,815
Total Money Market Fund
(Cost $16,814,815)			16,814,815
Total Investments in Securities
(Cost $512,183,925) | 100.0%			$487,868,945
(a)	Interest is paid at maturity.
(b)	Variable coupon rate as of September 30, 2022.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $122,564,364 and represents 25.1% of total investments.
(d)	7-day yield at September 30, 2022.
LLC - Limited Liability Company
N.A. - North America
LP - Limited Partnership
SARL - Societe a responsabilite limitee
PLC - Public Limited Company
NV - Naamloze Vennottschap
FHLMC - Federal Home Loan Mortgage Corporation
At September 30, 2022, the cost of investment securities for tax purposes was $512,246,206. Net unrealized depreciation of investment securities was $24,377,261 consisting of unrealized gains of $4,395 and unrealized losses of $24,381,656.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$235,418,847	$ —	$235,418,847
Corporate Bonds–Other	—	126,190,224	—	126,190,224
Asset-Backed Securities	—	56,336,094	—	56,336,094
Yankee Bonds	—	34,342,862	—	34,342,862
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	10,798,858	—	10,798,858
Municipal Bonds	—	6,225,372	—	6,225,372
Mortgage-Backed Securities	—	1,741,873	—	1,741,873
Money Market Fund	16,814,815	—	—	16,814,815
Total	$16,814,815	$471,054,130	$ —	$487,868,945

Portfolio of Investments
Intermediate Bond Fund  |  September 30, 2022  |  (Unaudited)

U.S. Government & Agency Obligations | 37.2% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Farm Credit Bank	0.52%	10/21/25	$300,000	$266,018
U.S. International Development Finance Corp.	1.05	10/15/29	125,960	110,382
U.S. Treasury Note	4.25	09/30/24	5,170,000	5,172,423
U.S. Treasury Note	3.50	09/15/25	6,936,000	6,794,571
U.S. Treasury Note	4.13	09/30/27	8,341,000	8,368,369
U.S. Treasury Note	2.38	03/31/29	3,195,000	2,892,973
U.S. Treasury Note	2.63	07/31/29	3,491,000	3,207,902
U.S. Treasury Note	2.75	08/15/32	5,516,000	5,043,692
U.S. Treasury Note	1.75	08/15/41	5,309,000	3,629,821
U.S. Treasury Note	2.38	02/15/42	4,918,000	3,768,418
U.S. Treasury Note	3.25	05/15/42	3,088,000	2,740,600
U.S. Treasury Note	3.38	08/15/42	344,000	311,589
U.S. Treasury Note	1.88	11/15/51	2,000,000	1,322,578
U.S. Treasury Note	2.25	02/15/52	5,179,000	3,762,867
U.S. Treasury Note	2.88	05/15/52	570,000	477,998
Total U.S. Government & Agency Obligations
(Cost $52,637,722)				47,870,201

Corporate Bonds–Other | 23.3% of portfolio

Communication Services | 1.0%
Magallanes, Inc. (a)	4.05	03/15/29	190,000	164,101
Magallanes, Inc. (a)	4.28	03/15/32	190,000	156,310
Magallanes, Inc. (a)	5.05	03/15/42	285,000	213,249
Magallanes, Inc. (a)	5.14	03/15/52	180,000	130,827
Magallanes, Inc. (a)	5.39	03/15/62	190,000	137,733
Sprint Spectrum Co. LLC (a)	4.74	03/20/25	281,251	277,198
T-Mobile US, Inc.	3.00	02/15/41	200,000	133,668
Total Communication Services				1,213,086
Consumer Discretionary | 1.2%
Block Financial Corp.	2.50	07/15/28	145,000	119,758
Daimler Trucks Financial N.A. LLC (a)	3.50	04/07/25	340,000	322,794
Expedia Group, Inc.	4.63	08/01/27	330,000	309,904
General Motors Financial Co., Inc.	4.35	01/17/27	150,000	139,063
Kohl's Corp.	5.55	07/17/45	530,000	317,306
Tractor Supply Co.	1.75	11/01/30	100,000	74,895
US Airways 2013 1A PTT	3.95	05/15/27	311,947	276,504
Total Consumer Discretionary				1,560,224
Consumer Staples | 1.0%
7-Eleven Inc. (a)	1.30	02/10/28	60,000	48,335
7-Eleven Inc. (a)	1.80	02/10/31	60,000	44,576
7-Eleven Inc. (a)	2.80	02/10/51	135,000	78,678
Campbell Soup Co.	2.38	04/24/30	250,000	198,414
JBS USA Finance, Inc. (a)	3.00	02/02/29	335,000	274,089
JBS USA Finance, Inc. (a)	4.38	02/02/52	530,000	355,238
Smithfield Foods, Inc. (a)	2.63	09/13/31	340,000	249,202
Total Consumer Staples				1,248,532
Energy | 2.4%
BP Capital Markets America Inc.	2.77	11/10/50	210,000	130,411
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	180,000	174,279
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	39,000	33,821
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	170,000	122,609

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2022  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 23.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Energy | 2.4% (Continued)
Energy Transfer Operating LP	3.75%	05/15/30	$318,000	$269,270
Energy Transfer Operating LP	6.00	06/15/48	420,000	362,876
HF Sinclair Corp. (a)	2.63	10/01/23	60,000	58,070
Marathon Oil Corp.	4.40	07/15/27	360,000	336,128
Midwest Connector Capital Co. LLC (a)	3.90	04/01/24	85,000	82,115
Midwest Connector Capital Co. LLC (a)	4.63	04/01/29	205,000	182,912
MPLX LP	1.75	03/01/26	80,000	69,999
MPLX LP	2.65	08/15/30	245,000	191,939
National Oilwell Varco, Inc.	3.60	12/01/29	112,000	94,681
Phillips 66	2.15	12/15/30	260,000	200,320
Pioneer Natural Resources Co.	1.90	08/15/30	255,000	194,959
Targa Resources Corp.	5.20	07/01/27	260,000	250,114
Valero Energy Corp.	2.80	12/01/31	340,000	270,426
Total Energy				3,024,929
Financials | 11.8%
Antares Holdings LP	3.95	07/15/26	375,000	320,626
Athene Global Funding (a)	2.50	01/14/25	884,000	824,468
Athene Global Funding (a)	2.95	11/12/26	120,000	105,832
Athene Holding Ltd.	3.95	05/25/51	300,000	199,812
Bank of America Corp.	4.83(b)	07/22/26	740,000	723,493
Bank of America Corp.	1.20(b)	10/24/26	200,000	174,511
Bank of America Corp.	4.95(b)	07/22/28	525,000	504,438
Bank of America Corp.	2.50(b)	02/13/31	263,000	207,523
Bank of America Corp.	1.92(b)	10/24/31	700,000	517,788
Bank of America Corp.	5.02(b)	07/22/33	885,000	820,972
CIT Group Inc.	3.93(b)	06/19/24	402,000	396,573
Citigroup Inc.	2.57(b)	06/03/31	870,000	684,271
CoreStates Capital II (a)	3.16(b)	01/15/27	725,000	683,312
Fidus Investment Corp.	3.50	11/15/26	166,000	138,278
GA Global Funding Trust (a)	0.80	09/13/24	240,000	217,185
GA Global Funding Trust (a)	3.85	04/11/25	460,000	438,222
Goldman Sachs Group, Inc.	2.64(b)	02/24/28	245,000	212,572
Goldman Sachs Group, Inc.	3.62(b)	03/15/28	153,000	139,238
Goldman Sachs Group, Inc.	2.38(b)	07/21/32	365,000	275,205
Goldman Sachs Group, Inc.	3.10(b)	02/24/33	265,000	210,477
Goldman Sachs Group, Inc.	2.91(b)	07/21/42	230,000	147,878
Goldman Sachs Group, Inc.	3.44(b)	02/24/43	255,000	176,574
J.P. Morgan Chase & Co.	2.08(b)	04/22/26	340,000	309,770
J.P. Morgan Chase & Co.	1.04(b)	02/04/27	150,000	127,460
J.P. Morgan Chase & Co.	1.95(b)	02/04/32	480,000	355,071
J.P. Morgan Chase & Co.	4.91(b)	07/25/33	185,000	170,599
Main Street Capital Corp.	3.00	07/14/26	906,000	762,770
Morgan Stanley	2.63(b)	02/18/26	355,000	330,747
Morgan Stanley	1.51(b)	07/20/27	200,000	170,337
Morgan Stanley	1.79(b)	02/13/32	510,000	372,719
Morgan Stanley	4.89(b)	07/20/33	170,000	157,516
Owl Rock Capital Corp. III (a)	3.13	04/13/27	681,000	552,300
Owl Rock Core Income Corp. (a)	3.13	09/23/26	1,311,000	1,102,073
Owl Rock Technology Finance Corp.	3.75	06/17/26	150,000	129,784
Owl Rock Technology Finance Corp.	2.50	01/15/27	366,000	293,650
Prudential Financial, Inc.	5.70(b)	09/15/48	75,000	70,031
Santander Holdings USA, Inc.	2.49(b)	01/06/28	298,000	248,508
Security Benefit Global Funding (a)	1.25	05/17/24	300,000	279,721
Wells Fargo & Co.	2.19(b)	04/30/26	210,000	191,787
Wells Fargo & Co.	3.53(b)	03/24/28	240,000	217,372

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2022  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 23.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Financials | 11.8% (Continued)
Wells Fargo & Co.	2.39%(b)	06/02/28	$445,000	$381,631
Wells Fargo & Co.	2.57(b)	02/11/31	200,000	160,089
Wells Fargo & Co.	4.90(b)	07/25/33	465,000	428,699
Wells Fargo & Co.	3.07(b)	04/30/41	440,000	301,992
Total Financials				15,233,874
Health Care | 0.1%
HCA Healthcare, Inc.	3.50	07/15/51	228,000	141,171
Mylan Inc.	5.20	04/15/48	50,000	34,408
Total Health Care				175,579
Industrials | 1.4%
Ashtead Capital, Inc. (a)	1.50	08/12/26	240,000	201,221
Ashtead Capital, Inc. (a)	4.25	11/01/29	308,000	268,763
Ashtead Capital, Inc. (a)	2.45	08/12/31	200,000	147,021
BNSF Railway Co. (a)	3.44	06/16/28	368,354	342,913
Boeing Co. (The)	2.20	02/04/26	350,000	310,603
Delta Air Lines, Inc. (a)	7.00	05/01/25	250,000	251,613
Quanta Services, Inc.	2.35	01/15/32	260,000	191,284
Triton International Ltd.	3.25	03/15/32	175,000	129,404
Total Industrials				1,842,822
Information Technology | 0.6%
Broadcom Cayman Finance Ltd.	3.88	01/15/27	255,000	234,569
VMware, Inc.	1.40	08/15/26	155,000	132,559
VMware, Inc.	4.70	05/15/30	200,000	179,919
VMware, Inc.	2.20	08/15/31	155,000	112,819
Western Digital Corp.	2.85	02/01/29	175,000	136,000
Total Information Technology				795,866
Materials | 1.3%
Celanese US Holdings LLC	6.05	03/15/25	515,000	503,076
Celanese US Holdings LLC	6.17	07/15/27	360,000	340,706
Celanese US Holdings LLC	6.33	07/15/29	260,000	242,326
Celanese US Holdings LLC	6.38	07/15/32	175,000	162,622
Glencore Funding LLC (a)	2.63	09/23/31	260,000	194,871
Glencore Funding LLC (a)	3.38	09/23/51	170,000	103,480
Silgan Holdings Inc. (a)	1.40	04/01/26	125,000	106,705
Total Materials				1,653,786
Real Estate | 0.2%
Host Hotels & Resorts, LP	4.50	02/01/26	150,000	142,403
VICI Properties LP	4.75	02/15/28	180,000	165,512
Total Real Estate				307,915
Utilities | 2.3%
Entergy Louisiana, LLC	3.78	04/01/25	325,000	313,334
National Fuel Gas Co.	5.50	01/15/26	80,000	78,566
Pacific Gas & Electric Co.	4.25	08/01/23	644,000	638,937
Pacific Gas & Electric Co.	3.00	06/15/28	225,000	185,388
Pacific Gas & Electric Co.	4.55	07/01/30	130,000	111,402
Pacific Gas & Electric Co.	4.25	03/15/46	770,000	517,479
SCE Recovery Funding LLC	2.51	11/15/43	190,000	123,428

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2022  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 23.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Utilities | 2.3% (Continued)
Southern California Edison Co.	1.10%	04/01/24	$370,000	$348,610
Southern California Edison Co.	2.25	06/01/30	55,000	43,571
Southern California Edison Co.	4.50	09/01/40	200,000	161,687
Southern California Edison Co.	4.00	04/01/47	164,000	119,486
Southern California Edison Co.	3.65	02/01/50	214,000	146,448
TerraForm Power Operating LLC (a)	4.75	01/15/30	171,000	145,141
Total Utilities				2,933,477
Total Corporate Bonds–Other
(Cost $36,117,904)				29,990,090
Mortgage-Backed Securities | 17.5% of portfolio

Farm 2021-1 Mortgage Trust 21-1 (a)	2.18(b)	01/25/51	229,090	192,952
FHLMC QA7479	3.00	03/01/50	223,647	196,434
FHLMC QE2363	3.50	05/01/52	1,398,507	1,260,830
FHLMC SB8503	2.00	08/01/35	1,434,102	1,265,260
FHLMC SD1188	3.50	06/01/52	712,976	642,471
FHLMC SD1495	5.00	08/01/52	944,329	928,835
FHLMC SD7555	3.00	08/01/52	943,290	830,157
FHLMC SD8068	3.00	06/01/50	218,763	191,732
FHLMC SD8237	4.00	08/01/52	1,387,268	1,288,103
FNMA BN7662	3.50	07/01/49	91,411	83,108
FNMA CA4016	3.00	08/01/49	527,606	463,473
FNMA FM1000	3.00	04/01/47	948,524	841,312
FNMA FM4231	2.50	09/01/50	244,369	206,621
FNMA FM5470	2.00	01/01/36	936,351	826,111
FNMA MA3691	3.00	07/01/49	149,560	131,351
FNMA MA3834	3.00	11/01/49	312,041	273,782
FNMA MA3960	3.00	03/01/50	143,637	125,918
FNMA MA3992	3.50	04/01/50	144,945	131,701
FNMA MA4048	3.00	06/01/50	655,422	574,868
FNMA MA4124	2.50	09/01/35	1,236,529	1,123,376
FNMA MA4179	2.00	11/01/35	3,994,412	3,524,028
FNMA MA4229	2.00	01/01/36	1,877,014	1,660,570
FNMA MA4303	2.00	04/01/36	1,597,002	1,408,905
FNMA MA4418	2.00	09/01/36	2,663,532	2,349,729
Freddie Mac STACR 21-HQA3 (a)	5.53(b)	09/25/41	1,000,000	856,945
GNMA 21-8	1.00	01/20/50	544,992	446,525
GNMA G2786247	4.00	07/20/52	683,789	639,543
Total Mortgage-Backed Securities
(Cost $25,663,434)				22,464,640

Asset-Backed Securities | 11.1% of portfolio

American Credit Acceptance Receivables Trust 21-2B (a)	0.68	05/13/25	726,080	725,152
American Credit Acceptance Receivables Trust 22-1B (a)	1.68	09/14/26	375,000	359,297
Avant Credit Card Master Trust 21-1A (a)	1.37	04/15/27	500,000	453,341
Avant Loans Funding Trust 21-REV1 (a)	1.21	07/15/30	500,000	469,393
Avant Loans Funding Trust 22-REV1 (a)	6.54	09/15/31	595,000	582,488
Carvana Auto Receivables Trust 20-N1A (a)	2.01	03/17/25	8,595	8,588
Colony American Finance Ltd. 21-2 (a)	1.41	07/15/54	177,247	150,961
CoreVest American Finance 20-4 (a)	1.17	12/15/52	129,847	114,463
CoreVest American Finance 21-1 (a)	1.57	04/15/53	836,361	724,344
CoreVest American Finance 21-3 (a)	2.49	10/15/54	660,000	566,878
CPS Auto Trust 21-B (a)	0.81	12/15/25	200,000	197,620
Credit Acceptance Auto Loan Trust 20-1A (a)	2.01	02/15/29	80,532	80,428

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2022  |  (Unaudited)  |
(Continued)
Asset-Backed Securities | 11.1% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Credit Acceptance Auto Loan Trust 20-1A (a)	2.39%	04/16/29	$250,000	$247,462
Credit Acceptance Auto Loan Trust 20-2A (a)	1.37	07/16/29	191,786	189,254
Credit Acceptance Auto Loan Trust 20-3A (a)	1.24	10/15/29	350,000	339,924
Credit Acceptance Auto Loan Trust 21-2A (a)	0.96	02/15/30	320,000	305,141
Credito Real USA Auto Receivables Trust 21-1 (a)	1.35	02/16/27	347,656	338,395
DT Auto Owner Trust 20-3A (a)	0.91	12/16/24	115,564	114,880
Exeter Automobile Receivables Trust 21-1A	0.50	02/18/25	20,978	20,955
FIC Funding 21-1 (a)	1.13	04/15/33	127,780	123,904
First Investors Auto Owner Trust 21-2A (a)	0.48	03/15/27	293,620	285,045
Firstkey Homes Trust 22-SFR2 (a)	4.25	07/17/39	324,509	305,436
Flagship Credit Auto Trust 21-3 (a)	0.36	07/15/27	245,307	238,573
FRTKL 21-SFR1 (a)	1.57	09/17/38	250,000	214,858
GLS Auto Receivables Trust 20-4 (a)	0.87	12/16/24	52,528	52,454
GLS Auto Receivables Trust 21-3A (a)	0.42	01/15/25	131,213	129,928
GLS Auto Receivables Trust 21-4 (a)	0.84	07/15/25	342,986	337,517
Gracie Point International Fund 20-B (a)	3.77(b)	05/02/23	290,989	290,941
Gracie Point International Fund 21-1 (a)	3.12(b)	11/01/23	319,877	318,437
LAD Auto Receivables Trust 21-1 (a)	1.30	08/17/26	243,720	234,927
Oasis Securitisation 21-1A (a)	2.58	02/15/33	113,247	111,686
Oasis Securitisation 21-2A (a)	2.14	10/15/33	375,394	364,933
Oasis Securitisation 22-1A (a)	4.75	05/15/34	201,944	198,361
Oasis Securitisation 22-2A (a)	6.85	10/15/34	640,000	640,640
Oportun Funding 21-A (a)	1.21	03/08/28	300,000	278,537
Oportun Funding 21-B (a)	1.47	05/08/31	1,000,000	887,734
Oscar US Funding Trust 21-1A (a)	0.40	03/11/24	36,569	36,353
PenFed Auto Receivable Owner 22-A (a)	3.96	04/15/26	330,000	325,147
Progress Residential Trust 21-SFR8 (a)	1.51	10/17/38	338,687	290,312
Progress Residential Trust 22-SFR3 (a)	3.20	04/17/39	250,000	226,731
Progress Residential Trust 22-SFR3 (a)	3.60	04/17/39	165,000	148,894
SBA Tower Trust (a)	2.84	01/15/25	230,000	215,174
SBA Tower Trust (a)	1.88	01/15/26	330,000	290,158
SBA Tower Trust (a)	1.63	11/15/26	580,000	494,399
SBA Tower Trust (a)	2.59	10/15/31	430,000	335,576
United Auto Credit Securitization Trust 21-1B (a)	0.68	03/11/24	148,842	148,710
Upstart Securitization Trust 21-3 (a)	0.83	07/20/31	91,996	89,051
Upstart Securitization Trust 21-4 (a)	0.84	09/20/31	198,638	190,464
Westgate Resorts 22-1A (a)	2.29	08/20/36	326,553	307,653
Westlake Automobile Receivable Trust 20-3A (a)	0.78	11/17/25	230,000	228,130
Total Asset-Backed Securities
(Cost $15,306,086)				14,329,627

Yankee Bonds | 5.0% of portfolio

Aircastle Ltd. (a)	5.25	08/11/25	206,000	193,915
Aptiv PLC	3.10	12/01/51	280,000	156,798
Avolon Holdings Funding Ltd. (a)	5.13	10/01/23	500,000	491,584
Avolon Holdings Funding Ltd. (a)	5.50	01/15/26	800,000	752,395
Avolon Holdings Funding Ltd. (a)	2.75	02/21/28	500,000	392,627
Bausch Health Cos. Inc. (a)	6.13	02/01/27	180,000	124,588
Cenovus Energy Inc.	2.65	01/15/32	260,000	200,379
Cenovus Energy Inc.	5.25	06/15/37	395,000	346,076
Delta and SkyMiles IP Ltd. (a)	4.75	10/20/28	550,000	512,246
Lenovo Group Ltd. (a)	5.83	01/27/28	370,000	351,100
Lenovo Group Ltd. (a)	3.42	11/02/30	805,000	608,411
NatWest Group PLC	4.27(b)	03/22/25	296,000	287,787
Nissan Motor Co., Ltd. (a)	3.52	09/17/25	230,000	211,532
Nissan Motor Co., Ltd. (a)	1.85	09/16/26	260,000	211,164
Nissan Motor Co., Ltd. (a)	2.45	09/15/28	435,000	327,715

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2022  |  (Unaudited)  |
(Continued)
Yankee Bonds | 5.0% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Nissan Motor Co., Ltd. (a)	4.81%	09/17/30	$200,000	$162,036
Petronas Capital Ltd. (a)	2.48	01/28/32	200,000	163,999
Petronas Capital Ltd. (a)	3.40	04/28/61	360,000	247,127
Syngenta Finance NV (a)	4.44	04/24/23	230,000	228,649
Syngenta Finance NV (a)	4.89	04/24/25	530,000	512,392
Total Yankee Bonds
(Cost $7,651,604)				6,482,520

Municipal Bonds | 2.9% of portfolio

Alabama | 0.1%
Alabama Public School & College Authority	1.16	06/01/26	85,000	75,310
Total Alabama				75,310
Arizona | 0.2%
Pinal County Arizona Revenue Obligation	1.05	08/01/24	120,000	112,914
Pinal County Arizona Revenue Obligation	1.58	08/01/26	110,000	98,836
Yuma Arizona Pledged Revenue	2.63	07/15/38	135,000	98,077
Total Arizona				309,827
California | 1.4%
City of Chula Vista California Pension Obligation	1.16	06/01/27	130,000	109,432
City of Chula Vista California Pension Obligation	1.41	06/01/28	130,000	106,777
City of Chula Vista California Pension Obligation	1.63	06/01/29	160,000	128,532
City of Chula Vista California Pension Obligation	2.91	06/01/45	255,000	157,669
City of Los Angeles California Department of Airports	1.25	05/15/28	200,000	163,359
City of Monterey Park California Pension Obligation	1.89	06/01/30	1,000,000	800,375
EL Cajon California Pension Obligation	1.70	04/01/27	100,000	85,594
Huntington Beach California Pension Obligation	1.68	06/15/27	155,000	134,039
San Francisco California City & County Airports	3.35	05/01/51	100,000	69,642
Total California				1,755,419
Colorado | 0.2%
Regional Transportation District Colorado	1.18	11/01/27	175,000	148,460
Regional Transportation District Colorado	1.33	11/01/28	150,000	124,084
Total Colorado				272,544
New Jersey | 0.6%
New Jersey Housing and Mortgage Finance Agency	1.34	04/01/24	85,000	80,639
New Jersey Housing and Mortgage Finance Agency	1.49	04/01/25	75,000	68,609
New Jersey Housing and Mortgage Finance Agency	1.54	10/01/25	130,000	117,249
New Jersey Transportation Trust Fund Authority	4.08	06/15/39	575,000	478,062
Total New Jersey				744,559
Texas | 0.3%
Harris County Texas Cultural Education Facilities Finance Corp.	3.34	11/15/37	275,000	222,251
North Texas Tollway Authority Revenue	3.01	01/01/43	150,000	108,450
San Antonio Texas Electric & Gas	2.91	02/01/48	150,000	105,367
Total Texas				436,068

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2022  |  (Unaudited)  |
(Continued)
Municipal Bonds | 2.9% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
West Virginia | 0.1%
West Virginia State University Revenues	3.01%	10/01/41	$150,000	$109,463
Total West Virginia				109,463
Total Municipal Bonds
(Cost $4,581,276)				3,703,190
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 0.4% of portfolio

Energy | 0.1%
Petroleos Mexicanos	2.86(b)	04/15/25	196,625	195,937
Total Energy				195,937
Financials | 0.3%
Thirax 1 LLC	0.97	01/14/33	441,332	363,061
Total Financials				363,061
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $637,830)				558,998
Money Market Fund | 2.6% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	2.94(c)		3,395,409	3,395,409
Total Money Market Fund
(Cost $3,395,409)				3,395,409
Total Investments in Securities
(Cost $145,991,265) | 100.0%				$128,794,675
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Trustees. The total of such securities at period-end amounts to $29,590,317 and represents 23.0% of total investments.
(b)	Variable coupon rate as of September 30, 2022.
(c)	7-day yield at September 30, 2022.
LLC - Limited Liability Company
N.A. - North America
LP - Limited Partnership
FHLMC - Federal Home Loan Mortgage Corporation
PLC - Public Limited Company
NV - Naamloze Vennottschap
At September 30, 2022, the cost of investment securities for tax purposes was $146,016,371. Net unrealized depreciation of investment securities was $17,221,696 consisting of unrealized gains of $6,470 and unrealized losses of $17,228,166.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2022  |  (Unaudited)  |
(Continued)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$47,870,201	$ —	$47,870,201
Corporate Bonds–Other	—	29,990,090	—	29,990,090
Mortgage-Backed Securities	—	22,464,640	—	22,464,640
Asset-Backed Securities	—	14,329,627	—	14,329,627
Yankee Bonds	—	6,482,520	—	6,482,520
Municipal Bonds	—	3,703,190	—	3,703,190
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	558,998	—	558,998
Money Market Fund	3,395,409	—	—	3,395,409
Total	$3,395,409	$125,399,266	$ —	$128,794,675

Portfolio of Investments
Rural America Growth & Income Fund  |  September 30, 2022  |  (Unaudited)

Common Stocks | 57.4% of portfolio
	Shares	Value
Communication Services | 0.5%
Media
Cable One, Inc.	38	$32,416
Total Communication Services		32,416
Consumer Discretionary | 7.1%
Hotels, Restaurants & Leisure
Choice Hotels International, Inc.	705	77,211
Leisure Products
Malibu Boats, Inc. Class A (a)	908	43,575
Multiline Retail
Dollar General Corp.	291	69,799
Ollie's Bargain Outlet Holdings, Inc. (a)	493	25,439
Specialty Retail
ARKO Corp. (a)	4,095	38,452
Lowe's Companies, Inc.	266	49,958
O'Reilly Automotive, Inc. (a)	129	90,732
Tractor Supply Co.	306	56,879
Total Consumer Discretionary		452,045
Consumer Staples | 2.3%
Food Products
Hershey Co. (The)	663	146,172
Total Consumer Staples		146,172
Energy | 1.5%
Oil, Gas & Consumable Fuels
Chevron Corp.	202	29,021
ConocoPhillips	287	29,372
Marathon Petroleum Corp.	348	34,567
Total Energy		92,960
Financials | 8.0%
Banks
FB Financial Corp.	805	30,759
Glacier Bancorp, Inc.	1,361	66,866
South State Corp.	575	45,494
Truist Financial Corp.	2,511	109,329
Capital Markets
CME Group, Inc.	523	92,639
Intercontinental Exchange, Inc.	797	72,009
Insurance
Allstate Corp.	150	18,679
American International Group, Inc.	689	32,714
Chubb Ltd.	223	40,559
Total Financials		509,048
Health Care | 8.8%
Health Care Equipment & Supplies
Integer Holdings Corp. (a)	1,178	73,307
Stryker Corp.	528	106,941
Health Care Providers & Services
AMN Healthcare Services, Inc. (a)	575	60,927
Centene Corp. (a)	1,064	82,790

Portfolio of Investments  |  Rural America Growth & Income Fund  |  September 30, 2022  |
(Unaudited)  |  (Continued)
Common Stocks | 57.4% of portfolio (Continued)
	Shares	Value
Health Care | 8.8% (Continued)
LHC Group, Inc. (a)	130	$21,275
Life Sciences Tools & Services
IQVIA Holdings Inc. (a)	363	65,754
Pharmaceuticals
Zoetis Inc.	989	146,659
Total Health Care		557,653
Industrials | 9.4%
Air Freight & Logistics
Air Transport Services Group, Inc. (a)	2,041	49,168
Commercial Services & Supplies
Casella Waste Systems, Inc. Class A (a)	666	50,876
Machinery
Cummins Inc.	205	41,720
Deere & Co.	441	147,245
Xylem, Inc.	224	19,569
Road & Rail
CSX Corp.	2,865	76,323
J.B. Hunt Transport Services, Inc.	288	45,049
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	499	51,287
Fastenal Co.	2,453	112,936
Total Industrials		594,173
Information Technology | 13.3%
Electronic Equipment, Instruments & Components
Advanced Energy Industries, Inc.	797	61,695
Corning Inc.	3,200	92,864
Trimble Inc. (a)	1,281	69,520
IT Services
Block, Inc. (a)	1,071	58,894
Jack Henry & Associates, Inc.	835	152,196
Semiconductors & Semiconductor Equipment
Diodes Inc. (a)	1,013	65,754
Software
ANSYS, Inc. (a)	408	90,453
Paycom Software, Inc. (a)	438	144,536
Tyler Technologies, Inc. (a)	300	104,250
Total Information Technology		840,162
Materials | 1.7%
Chemicals
Sherwin-Williams Co. (The)	262	53,645
Construction Materials
Vulcan Materials Co.	347	54,725
Total Materials		108,370
Real Estate | 4.8%
Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	623	133,758
Community Healthcare Trust Inc.	671	21,975
Crown Castle International Corp.	919	132,842

Portfolio of Investments  |  Rural America Growth & Income Fund  |  September 30, 2022  |
(Unaudited)  |  (Continued)
Common Stocks | 57.4% of portfolio (Continued)
			Shares	Value
Real Estate | 4.8% (Continued)
Uniti Group Inc.			2,725	$18,939
Total Real Estate				307,514
Total Common Stocks
(Cost $ 4,236,520)				3,640,513
U.S. Government & Agency Obligations | 18.3% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount
Federal Farm Credit Bank	0.52%	10/21/25	$200,000	177,345
Federal Farm Credit Bank	3.32	02/25/26	200,000	193,970
Federal Farm Credit Bank	1.20	04/28/27	195,000	169,821
Federal Farm Credit Bank	3.38	09/15/27	120,000	116,017
Federal Farm Credit Bank	3.43	12/06/28	62,000	59,751
Federal Farm Credit Bank	3.50	09/01/32	50,000	46,736
Tennessee Valley Authority	2.88	09/15/24	99,000	96,205
Tennessee Valley Authority	0.75	05/15/25	88,000	80,218
Tennessee Valley Authority	7.12	05/01/30	95,000	112,661
Tennessee Valley Authority	1.50	09/15/31	135,000	107,830
Total U.S. Government & Agency Obligations
(Cost $ 1,242,559)				1,160,554

Corporate Bonds–Other | 14.8% of portfolio

Communication Services | 1.4%
DISH DBS Corp. (b)	5.25	12/01/26	57,000	46,697
T-Mobile USA, Inc.	3.75	04/15/27	44,000	40,605
Total Communication Services				87,302
Consumer Discretionary | 1.4%
Choice Hotels International, Inc.	3.70	01/15/31	25,000	20,781
Kohl's Corp.	3.25	02/01/23	8,000	7,895
Kohl's Corp.	4.25	07/17/25	22,000	19,641
Mohawk Industries, Inc.	3.85	02/01/23	10,000	9,994
Tractor Supply Co.	1.75	11/01/30	44,000	32,954
Total Consumer Discretionary				91,265
Consumer Staples | 0.5%
Bunge Limited Finance Corp.	3.75	09/25/27	10,000	9,160
Dollar General Corp.	4.15	11/01/25	22,000	21,329
Total Consumer Staples				30,489
Energy | 0.0%
Murphy Oil Corp.	6.38	07/15/28	3,000	2,835
Total Energy				2,835
Financials | 6.8%
American Tower Corp.	3.95	03/15/29	60,000	53,516
Chubb INA Holdings Inc.	3.15	03/15/25	36,000	34,537
Cincinnati Financial Corp.	6.92	05/15/28	25,000	26,572
Globe Life Inc.	4.55	09/15/28	33,000	31,039
Intercontinental Exchange, Inc.	3.75	12/01/25	78,000	75,322
M&T Bank Corp.	3.55	07/26/23	58,000	57,634

Portfolio of Investments  |  Rural America Growth & Income Fund  |  September 30, 2022  |
(Unaudited)  |  (Continued)
Corporate Bonds–Other | 14.8% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Financials | 6.8% (Continued)
Metlife, Inc.	3.00%	03/01/25	$42,000	$40,565
Synovus Financial Corp.	3.13	11/01/22	21,000	20,966
Truist Bank	3.69 (c)	08/02/24	60,000	59,348
Truist Financial Corp.	3.87	03/19/29	35,000	31,649
Total Financials				431,148
Health Care | 1.2%
CVS Health Corp.	1.30	08/21/27	26,000	21,661
Laboratory Corporation of America Holdings	2.30	12/01/24	20,000	18,827
Laboratory Corporation of America Holdings	1.55	06/01/26	43,000	37,674
Total Health Care				78,162
Industrials | 0.8%
CNH Industrial Capital LLC	1.45	07/15/26	17,000	14,698
J.B. Hunt Transport Services, Inc.	3.87	03/01/26	23,000	22,098
John Deere Capital Corp.	2.65	06/24/24	15,000	14,511
Total Industrials				51,307
Information Technology | 0.4%
Micron Technology, Inc.	4.66	02/15/30	26,000	23,068
Total Information Technology				23,068
Materials | 1.3%
Martin Marietta Materials, Inc.	3.50	12/15/27	9,000	8,285
Mosaic Co.	4.05	11/15/27	22,000	20,472
Steel Dynamics, Inc.	2.40	06/15/25	27,000	24,962
Vulcan Materials Co.	3.50	06/01/30	32,000	27,372
Total Materials				81,091
Real Estate | 0.3%
Crown Castle International Corp.	3.80	02/15/28	18,000	16,287
Total Real Estate				16,287
Utilities | 0.7%
Black Hills Corp.	4.25	11/30/23	45,000	44,806
Total Utilities				44,806
Total Corporate Bonds–Other
(Cost $ 1,054,927)				937,760
Asset-Backed Securities | 3.5% of portfolio

CNH Equipment Trust 22-A	2.39	08/15/25	100,000	98,038
SBA Tower Trust (b)	1.63	11/15/26	60,000	51,145
SBA Tower Trust (b)	2.59	10/15/31	52,000	40,581
SBA Tower Trust (b)	2.84	01/15/25	35,000	32,744
Total Asset-Backed Securities
(Cost $ 248,335)				222,508

Municipal Bonds | 1.8% of portfolio

Kansas | 0.2%
City of Wichita, Kansas Water & Sewer Utility Revenue	3.00	10/01/24	10,000	9,681

Portfolio of Investments  |  Rural America Growth & Income Fund  |  September 30, 2022  |
(Unaudited)  |  (Continued)
Municipal Bonds | 1.8% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Montana | 0.2%
Yellowstone County School District No. 2 Billings	2.22%	06/15/32	$15,000	$11,893
Pennsylvania | 0.6%
Geisinger Health System Revenue	2.25	04/01/27	20,000	17,891
New Castle Sanitation Authority	1.16	06/01/25	25,000	22,795
Total Pennsylvania				40,686
Texas | 0.4%
Grey Forest Texas Gas System Revenue	1.05	02/01/25	30,000	27,563
Washington | 0.4%
Northwest Open Access Network Revenue	1.69	12/01/27	30,000	25,086
Total Municipal Bonds
(Cost $ 131,667)				114,909
Mortgage-Backed Securities | 1.4% of portfolio

Farm 2021-1 Mortgage Trust 21-1 (b)	2.18(c)	01/25/51	26,952	22,700
Freddie Mac Multiclass Certificates 21-P009	1.13	01/25/31	46,821	39,904
GNMA II POOL 785401	2.50	10/20/50	30,636	26,114
Total Mortgage-Backed Securities
(Cost $ 105,750)				88,718
Money Market Fund | 2.8% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund	2.94%(d)		175,581	175,582
Total Money Market Fund
(Cost $ 175,581)				175,582
Total Investments in Securities
(Cost $7,195,339) | 100.0%				$6,340,544
(a)	Non-income producing.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $193,867 and represents 3.1% of total investments.
(c)	Variable coupon rate as of September 30, 2022.
(d)	7-day yield at September 30, 2022.
CME - Chicago Mercantile Exchange
LLC - Limited Liability Company
At September 30, 2022, the cost of investment securities for tax purposes was $7,195,442. Net unrealized depreciation of investment securities was $854,898 consisting of unrealized gains of $63,699 and unrealized losses of $918,597.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

Portfolio of Investments  |  Rural America Growth & Income Fund  |  September 30, 2022  |
(Unaudited)  |  (Continued)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Rural America Growth & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$3,640,513	$ —	$ —	$3,640,513
U.S. Government & Agency Obligations	—	1,160,554	—	1,160,554
Corporate Bonds–Other	—	937,760	—	937,760
Asset-Backed Securities	—	222,508	—	222,508
Municipal Bonds	—	114,909	—	114,909
Mortgage-Backed Securities	—	88,718	—	88,718
Money Market Fund	175,582	—	—	175,582
Total	$3,816,095	$2,524,449	$ —	$6,340,544

Portfolio of Investments
Stock Index Fund  |  September 30, 2022  |  (Unaudited)

	Cost	Value
Investment	$38,242,377	$177,783,824
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors.  As of September 30, 2022, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.67%.  See the Appendix for the S&P 500 Index Master Portfolio for holdings information.

Portfolio of Investments
Value Fund  |  September 30, 2022  |  (Unaudited)

Common Stocks | 98.2% of portfolio
	Shares	Value
Communication Services | 5.1%
Interactive Media & Services
Alphabet, Inc., Class C (a)	324,320	$31,183,368
Meta Platforms, Inc., Class A (a)	76,200	10,338,816
Total Communication Services		41,522,184
Consumer Discretionary | 6.6%
Hotels, Restaurants & Leisure
McDonald's Corp.	57,197	13,197,636
Multiline Retail
Target Corp.	39,800	5,905,922
Specialty Retail
Home Depot, Inc.	37,018	10,214,747
TJX Companies, Inc. (The)	143,600	8,920,432
Ulta Beauty, Inc. (a)	37,256	14,946,734
Total Consumer Discretionary		53,185,471
Consumer Staples | 0.9%
Food Products
Kraft Heinz Co. (The)	228,300	7,613,805
Total Consumer Staples		7,613,805
Energy | 6.8%
Oil, Gas & Consumable Fuels
Chevron Corp.	166,300	23,892,321
ConocoPhillips	238,100	24,367,154
Hess Corp.	61,100	6,659,289
Total Energy		54,918,764
Financials | 17.6%
Banks
Bank of America Corp.	618,502	18,678,760
Citigroup, Inc.	274,739	11,448,374
JPMorgan Chase & Co.	301,691	31,526,710
Truist Financial Corp.	355,600	15,482,824
Capital Markets
Goldman Sachs Group, Inc.	76,774	22,498,621
Insurance
Allstate Corp.	103,784	12,924,222
American International Group, Inc.	339,594	16,123,923
Chubb Ltd.	79,138	14,393,619
Total Financials		143,077,053
Health Care | 23.0%
Biotechnology
AbbVie Inc.	214,263	28,756,237
Health Care Equipment & Supplies
Abbott Laboratories	305,556	29,565,599
Boston Scientific Corp. (a)	475,696	18,423,706
Health Care Providers & Services
Centene Corp. (a)	329,397	25,630,380
Cigna Corp.	81,814	22,700,931
Common Stocks | 98.2% of portfolio (Continued)
	Shares	Value
Health Care | 23.0% (Continued)
Pharmaceuticals
Bristol-Myers Squibb Co.	217,701	$15,476,364
Merck & Co., Inc.	187,682	16,163,174
Pfizer, Inc.	361,099	15,801,692
Royalty Pharma PLC, Class A	346,484	13,921,727
Total Health Care		186,439,810
Industrials | 17.2%
Aerospace & Defense
Northrop Grumman Corp.	47,131	22,166,652
Air Freight & Logistics
FedEx Corp.	39,000	5,790,330
Electrical Equipment
Eaton Corp. PLC	88,887	11,853,970
Industrial Conglomerates
Honeywell International, Inc.	175,473	29,298,727
Machinery
Deere & Co.	46,800	15,626,052
Parker-Hannifin Corp.	100,922	24,454,410
Professional Services
Leidos Holdings Inc.	161,117	14,092,904
Road & Rail
CSX Corp.	619,182	16,495,008
Total Industrials		139,778,053
Information Technology | 10.9%
Electronic Equipment, Instruments & Components
Corning Inc.	255,600	7,417,512
IT Services
Fiserv, Inc. (a)	177,700	16,627,389
Visa Inc., Class A	101,298	17,995,590
Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	71,863	10,600,511
Software
Microsoft Corp.	135,314	31,514,631
VMware, Inc., Class A	38,483	4,096,900
Total Information Technology		88,252,533
Materials | 7.2%
Chemicals
Dow Inc.	193,281	8,490,835
DuPont de Nemours, Inc.	259,878	13,097,851
Containers & Packaging
Avery Dennison Corp.	147,987	24,077,485
Metals & Mining
Freeport-McMoRan Inc.	473,700	12,946,221
Total Materials		58,612,392
Real Estate | 2.9%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	52,301	5,187,213

Portfolio of Investments  |  Value Fund  |  September 30, 2022  |  (Unaudited)  |  (Continued)
Common Stocks | 98.2% of portfolio (Continued)
	Shares	Value
Real Estate | 2.9% (Continued)
VICI Properties Inc.	611,935	$18,266,260
Total Real Estate		23,453,473
Total Common Stocks
(Cost $542,229,063)		796,853,538
Money Market Fund | 1.8% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 2.94% (b)	14,720,361	14,720,361
Total Money Market Fund
(Cost $14,720,361)		14,720,361
Total Investments in Securities
(Cost $556,949,424) | 100.0%		$811,573,899
(a)	Non-income producing.
(b)	7-day yield at September 30, 2022.
PLC - Public Limited Company
NV - Naamloze Vennottschap
At September 30, 2022, the cost of investment securities for tax purposes was $557,350,779. Net unrealized appreciation of investment securities was $254,223,120 consisting of unrealized gains of $284,844,230 and unrealized losses of $30,621,110.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$796,853,538	$ —	$ —	$796,853,538
Money Market Fund	14,720,361	—	—	14,720,361
Total	$811,573,899	$ —	$ —	$811,573,899

Portfolio of Investments
Growth Fund  |  September 30, 2022  |  (Unaudited)

Common Stocks | 97.9% of portfolio
	Shares	Value
Communication Services | 13.6%
Entertainment
Live Nation Entertainment, Inc. (a)	18,434	$1,401,721
Netflix, Inc. (a)	9,608	2,262,108
Spotify Technology SA (a)	19,473	1,680,520
Interactive Media & Services
Alphabet, Inc., Class C (a)	44,082	4,238,484
Alphabet, Inc., Class A (a)	178,940	17,115,611
Meta Platforms, Inc., Class A (a)	22,389	3,037,739
IAC/InterActiveCorp (a)	13,554	750,621
Match Group, Inc. (a)	22,064	1,053,556
Media
Trade Desk, Inc. (The), Class A (a)	16,586	991,013
Total Communication Services		32,531,373
Consumer Discretionary | 19.5%
Automobiles
Rivian Automotive, Inc. (a)	222,040	7,307,336
Tesla, Inc. (a)	6,072	1,610,598
Hotels, Restaurants & Leisure
Booking Holdings, Inc. (a)	1,486	2,441,810
Chipotle Mexican Grill, Inc. (a)	1,627	2,444,991
Internet & Direct Marketing Retail
Amazon.com, Inc. (a)	184,580	20,857,540
Coupang, Inc. (a)	86,173	1,436,504
Leisure Products
Peloton Interactive, Inc. (a)	99,383	688,724
Multiline Retail
Dollar General Corp.	14,914	3,577,272
Specialty Retail
Carvana Co. (a)	19,701	399,930
Ross Stores, Inc.	48,609	4,096,281
Textiles, Apparel & Luxury Goods
lululemon athletica Inc. (a)	3,275	915,559
NIKE, Inc., Class B	12,457	1,035,426
Total Consumer Discretionary		46,811,971
Consumer Staples | 0.7%
Beverages
Monster Beverage Corp. (a)	18,300	1,591,368
Total Consumer Staples		1,591,368
Health Care | 19.1%
Biotechnology
Vertex Pharmaceuticals, Inc. (a)	10,400	3,011,216
Health Care Equipment & Supplies
Becton, Dickinson & Co.	8,917	1,986,975
Insulet Corp. (a)	7,906	1,813,636
Intuitive Surgical, Inc. (a)	21,657	4,059,388
Stryker Corp.	25,018	5,067,146
Health Care Providers & Services
Cigna Corp.	30,702	8,518,884
Common Stocks | 97.9% of portfolio (Continued)
	Shares	Value
Health Care | 19.1% (Continued)
Humana, Inc.	6,217	$3,016,426
UnitedHealth Group, Inc.	22,511	11,368,956
Life Sciences Tools & Services
Avantor, Inc. (a)	87,530	1,715,588
Pharmaceuticals
Daiichi Sankyo Co., Ltd. ADR (a)	39,816	1,117,237
Eli Lilly & Co.	12,300	3,977,205
Total Health Care		45,652,657
Industrials | 1.4%
Machinery
Ingersoll Rand Inc.	59,612	2,578,815
Road & Rail
Old Dominion Freight Line, Inc.	3,460	860,744
Total Industrials		3,439,559
Information Technology | 43.6%
Communications Equipment
Arista Networks, Inc. (a)	11,200	1,264,368
Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	51,700	3,461,832
IT Services
Accenture PLC, Class A	5,407	1,391,221
Affirm Holdings, Inc. (a)	26,879	504,250
Fiserv, Inc. (a)	73,387	6,866,822
Global Payments, Inc.	33,823	3,654,575
Mastercard Inc., Class A	14,917	4,241,500
MongoDB, Inc. (a)	5,861	1,163,760
Snowflake Inc., Class A (a)	3,613	614,065
Visa Inc., Class A	28,864	5,127,690
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc. (a)	22,160	1,404,057
ASML Holding NV ADR	8,306	3,449,897
NVIDIA Corp.	26,253	3,186,852
Software
Atlassian Corp. PLC, Class A (a)	11,723	2,468,747
Cadence Design Systems, Inc. (a)	14,942	2,441,971
Fortinet, Inc. (a)	50,063	2,459,595
HashiCorp, Inc., Class A (a)	8,886	286,041
Intuit, Inc.	22,054	8,541,955
Microsoft Corp.	112,140	26,117,406
salesforce.com, Inc. (a)	42,780	6,153,475
ServiceNow, Inc. (a)	8,733	3,297,668
Synopsys, Inc. (a)	771	235,548
Technology Hardware, Storage & Peripherals
Apple, Inc.	117,522	16,241,541
Total Information Technology		104,574,836
Total Common Stocks
(Cost $189,469,280)		234,601,764

Portfolio of Investments  |  Growth Fund  |  September 30, 2022  |  (Unaudited)  |  (Continued)
Money Market Fund | 2.1% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 2.94% (b)	5,092,064	$5,092,064
Total Money Market Fund
(Cost $5,092,064)		5,092,064
Total Investments in Securities
(Cost $194,561,344) | 100.0%		$239,693,828
(a)	Non-income producing.
(b)	7-day yield at September 30, 2022.
SA - Sociedad Anonima or Societe Anonyme
ADR - American Depositary Receipt
PLC - Public Limited Company
NV - Naamloze Vennottschap
At September 30, 2022, the cost of investment securities for tax purposes was $194,707,675. Net unrealized appreciation of investment securities was $44,986,153 consisting of unrealized gains of $73,046,258 and unrealized losses of $28,060,105.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$234,601,764	$ —	$ —	$234,601,764
Money Market Fund	5,092,064	—	—	5,092,064
Total	$239,693,828	$ —	$ —	$239,693,828

Portfolio of Investments
International Equity Fund  |  September 30, 2022  |  (Unaudited)

Common Stocks | 97.0% of portfolio
	Shares	Value
Australia | 3.8%
BHP Group Ltd. ADR	47,204	$2,362,088
Woodside Energy Group Ltd.	17,059	343,910
Total Australia		2,705,998
Brazil | 0.7%
Ambev SA ADR	103,138	291,881
XP Inc., Class A (a)	10,753	204,414
Total Brazil		496,295
Britain | 7.3%
Rio Tinto PLC	32,008	1,731,820
Shell PLC	80,351	1,993,342
Standard Chartered PLC	231,807	1,449,849
Total Britain		5,175,011
Canada | 4.6%
Alimentation Couche-Tard Inc.	28,800	1,159,422
Canadian National Railway Co.	8,152	880,335
Manulife Financial Corp.	78,000	1,224,194
Total Canada		3,263,951
China | 3.1%
CSPC Pharmaceutical Group Ltd.	400,000	396,469
ENN Energy Holdings Ltd.	26,217	349,556
Haier Smart Home Co., Ltd.	118,148	359,522
Ping An Insurance Group Co. of China Ltd., Class H	39,000	194,563
Tencent Holdings Ltd.	21,400	722,813
Zhejiang Sanhua Intelligent Controls Co., Ltd.	45,200	156,803
Total China		2,179,726
Denmark | 1.0%
Novozymes A/S, Class B	14,743	740,867
Total Denmark		740,867
France | 11.8%
Air Liquide SA	8,016	916,221
Dassault Systèmes SE	35,620	1,229,783
Kering SA	2,462	1,092,017
L’Oréal SA	9,197	2,940,667
Schneider Electric SE	19,411	2,192,487
Total France		8,371,175
Germany | 8.8%
Allianz SE REG	12,135	1,911,678
Infineon Technologies AG	95,148	2,082,221
SAP SE ADR	13,327	1,082,819
Symrise AG	12,037	1,173,756
Total Germany		6,250,474
Common Stocks | 97.0% of portfolio (Continued)
	Shares	Value
Hong Kong | 3.4%
AIA Group Ltd.	288,200	$2,399,525
Total Hong Kong		2,399,525
India | 1.2%
HDFC Bank Ltd. ADR	5,614	327,970
ICICI Bank Ltd. ADR	25,175	527,920
Total India		855,890
Indonesia | 0.5%
PT Telkom Indonesia (Persero) Tbk. ADR	13,191	380,560
Total Indonesia		380,560
Japan | 17.4%
Chugai Pharmaceutical Co., Ltd.	47,300	1,181,699
Daifuku Co., Ltd.	18,900	889,000
FANUC Corp.	4,400	617,823
Keyence Corp.	3,200	1,057,793
Komatsu Ltd.	59,600	1,085,215
Kubota Corp.	84,800	1,178,456
Nitori Holdings Co., Ltd.	9,500	797,241
Shimano, Inc.	6,400	1,001,376
Shionogi & Co., Ltd.	28,000	1,352,235
Shiseido Co., Ltd.	26,700	935,760
Sysmex Corp.	15,800	844,292
Unicharm Corp.	43,200	1,417,170
Total Japan		12,358,060
Mexico | 0.5%
Fomento Economico Mexicano, SAB de CV ADR	6,050	379,638
Total Mexico		379,638
Netherlands | 2.3%
Adyen NV (a)	1,291	1,610,085
Total Netherlands		1,610,085
Republic of South Korea | 1.1%
Samsung Electronics Co., Ltd. GDR	866	787,326
Total Republic of South Korea		787,326
Russia | 0.0%
LUKOIL PJSC ADR	6,253	0
Yandex NV, Class A (a)	4,239	0
Total Russia		0
Singapore | 4.0%
DBS Group Holdings Ltd.	121,915	2,820,303
Total Singapore		2,820,303

Portfolio of Investments  |  International Equity Fund  |  September 30, 2022  |  (Unaudited)  |
(Continued)
Common Stocks | 97.0% of portfolio (Continued)
	Shares	Value
Spain | 1.9%
Banco Bilboa Vizcaya Argentaria SA	307,413	$1,379,007
Total Spain		1,379,007
Sweden | 9.1%
Alfa Laval AB	49,106	1,217,681
Atlas Copco AB, Class A	260,721	2,423,234
Epiroc AB, Class A	74,699	1,068,606
Skandinaviska Enskilda Banken AB, Class A	185,530	1,768,241
Total Sweden		6,477,762
Switzerland | 11.9%
Alcon Inc.	22,943	1,334,824
Lonza Group AG REG	3,813	1,856,515
Nestlé SA ADR	12,908	1,396,095
Roche Holding AG REG	9,120	2,968,857
Sonova Holding AG REG	4,214	927,336
Total Switzerland		8,483,627
Taiwan | 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,996	548,206
Total Taiwan		548,206
Common Stocks | 97.0% of portfolio (Continued)
	Shares	Value
United States of America | 1.8%
Linde PLC	4,602	$1,245,911
Total United States of America		1,245,911
Total Common Stocks
(Cost $67,497,755)		68,909,397
Money Market Fund | 3.0% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 2.94% (b)	2,105,617	2,105,617
Total Money Market Fund
(Cost $2,105,617)		2,105,617
Total Investments in Securities
(Cost $69,603,372) | 100.0%		$71,015,014

(a)	Non-income producing.
(b)	7-day yield at September 30, 2022.
ADR - American Depositary Receipt
SA - Sociedad Anonima or Societe Anonyme
PLC - Public Limited Company
A/S - Aktieselskab
SE - Societas Europaea
REG - Registered Shares
AG - Aktiengesellschaft
Tbk. - Terbuka
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
SAB - Sociedad Anonima Bursatil
NV - Naamloze Vennottschap
GDR - Global Depositary Receipt
AB - Aktiebolag
At September 30, 2022, the cost of investment securities for tax purposes was $69,658,227. Net unrealized appreciation of investment securities was $1,356,787 consisting of unrealized gains of $10,027,091 and unrealized losses of $8,670,304.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;

Portfolio of Investments  |  International Equity Fund  |  September 30, 2022  |  (Unaudited)  |
(Continued)
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$11,048,181	$57,861,216	$ —	$68,909,397
Money Market Fund	2,105,617	—	—	2,105,617
Total	$13,153,798	$57,861,216	$ —	$71,015,014

Portfolio of Investments
Small-Company Stock Fund  |  September 30, 2022  |  (Unaudited)

Common Stocks | 98.1% of portfolio
	Shares	Value
Communication Services | 1.9%
Interactive Media & Services
Ziff Davis, Inc. (a)	62,726	$4,295,476
Total Communication Services		4,295,476
Consumer Discretionary | 8.4%
Hotels, Restaurants & Leisure
Hilton Grand Vacations Inc. (a)	65,900	2,167,451
Household Durables
MDC Holdings, Inc.	111,288	3,051,517
Leisure Products
Malibu Boats, Inc., Class A (a)	77,300	3,709,627
Topgolf Callaway Brands Corp. (a)	181,651	3,498,598
Specialty Retail
ARKO Corp. (a)	455,000	4,272,450
Textiles, Apparel & Luxury Goods
Carter's, Inc.	31,851	2,087,196
Total Consumer Discretionary		18,786,839
Energy | 0.7%
Oil, Gas & Consumable Fuels
Northern Oil and Gas, Inc.	59,900	1,641,859
Total Energy		1,641,859
Financials | 20.4%
Banks
Atlantic Union Bankshares Corp.	141,992	4,313,717
Cadence Bank	145,250	3,690,803
Eastern Bankshares, Inc.	335,300	6,585,292
FB Financial Corp.	152,959	5,844,563
Glacier Bancorp, Inc.	138,216	6,790,552
Live Oak Bancshares, Inc.	59,900	1,832,940
Umpqua Holdings Corp.	163,000	2,785,670
Capital Markets
Virtu Financial, Inc., Class A	104,243	2,165,127
Consumer Finance
Encore Capital Group, Inc. (a)	130,383	5,929,819
Insurance
Kinsale Capital Group, Inc.	22,726	5,804,675
Total Financials		45,743,158
Health Care | 17.3%
Biotechnology
Twist Bioscience Corp. (a)	61,977	2,184,070
Health Care Equipment & Supplies
Enovis Corp. (a)	61,576	2,836,806
Envista Holdings Corp. (a)	100,700	3,303,967
Integer Holdings Corp. (a)	76,970	4,789,843
NuVasive, Inc. (a)	103,200	4,521,192
STAAR Surgical Co. (a)	35,236	2,485,900
Health Care Providers & Services
AMN Healthcare Services, Inc. (a)	61,587	6,525,759
LHC Group, Inc. (a)	19,828	3,245,050
Common Stocks | 98.1% of portfolio (Continued)
	Shares	Value
Health Care | 17.3% (Continued)
Life Sciences Tools & Services
Medpace Holdings, Inc. (a)	46,950	$7,379,131
NanoString Technologies, Inc. (a)	117,153	1,496,044
Total Health Care		38,767,762
Industrials | 23.0%
Aerospace & Defense
Maxar Technologies Inc.	93,500	1,750,320
Triumph Group, Inc. (a)	361,100	3,101,849
Building Products
Hayward Holdings, Inc. (a)	153,200	1,358,884
Construction & Engineering
Comfort Systems USA, Inc.	68,188	6,636,738
Dycom Industries, Inc. (a)	25,900	2,474,227
Electrical Equipment
Atkore Inc. (a)	89,700	6,979,557
EnerSys	36,035	2,096,156
Machinery
ESAB Corp.	57,176	1,907,392
Federal Signal Corp.	186,594	6,963,688
John Bean Technologies Corp.	16,400	1,410,400
Professional Services
CACI International Inc., Class A (a)	8,371	2,185,333
Road & Rail
Werner Enterprises, Inc.	141,733	5,329,161
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	92,926	9,550,934
Total Industrials		51,744,639
Information Technology | 15.9%
Electronic Equipment, Instruments & Components
Advanced Energy Industries, Inc.	63,162	4,889,370
Itron, Inc. (a)	51,377	2,163,486
IT Services
CSG Systems International, Inc.	61,670	3,261,110
TaskUs, Inc., Class A (a)	143,500	2,310,350
Semiconductors & Semiconductor Equipment
Diodes Inc. (a)	67,486	4,380,516
Software
Altair Engineering Inc., Class A (a)	101,177	4,474,047
Descartes Systems Group Inc. (The) (a)	101,770	6,465,448
Model N, Inc. (a)	134,900	4,617,627
Verint Systems Inc. (a)	93,726	3,147,319
Total Information Technology		35,709,273
Materials | 6.5%
Chemicals
Avient Corp.	170,627	5,169,998

Portfolio of Investments  |  Small-Company Stock Fund  |  September 30, 2022  |  (Unaudited)  |
(Continued)
Common Stocks | 98.1% of portfolio (Continued)
	Shares	Value
Materials | 6.5% (Continued)
Ingevity Corp.	43,641	$2,645,954
Construction Materials
Summit Materials, Inc., Class A (a)	284,768	6,823,041
Total Materials		14,638,993
Real Estate | 4.0%
Equity Real Estate Investment Trusts (REITs)
Community Healthcare Trust Inc.	78,900	2,583,975
Easterly Government Properties, Inc.	229,311	3,616,234
Uniti Group Inc.	390,700	2,715,365
Total Real Estate		8,915,574
Total Common Stocks
(Cost $201,959,570)		220,243,573

Money Market Fund | 1.9% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 2.94% (b)	4,238,245	$4,238,245
Total Money Market Fund
(Cost $4,238,245)		4,238,245
Total Investments in Securities
(Cost $206,197,815) | 100.0%		$224,481,818

(a)	Non-income producing.
(b)	7-day yield at September 30, 2022.
At September 30, 2022, the cost of investment securities for tax purposes was $206,155,386. Net unrealized appreciation of investment securities was $18,326,432 consisting of unrealized gains of $43,375,109 and unrealized losses of $25,048,676.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Small-Company Stock Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$220,243,573	$ —	$ —	$220,243,573
Money Market Fund	4,238,245	—	—	4,238,245
Total	$224,481,818	$ —	$ —	$224,481,818

Appendix
S&P 500 Index Master Portfolio